Document and Entity Information	0 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2012
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Mar. 28, 2013
Document Effective Date	Mar. 28, 2013
Prospectus Date	Mar. 30, 2013
Tortoise MLP & Pipeline Fund | Tortoise MLP & Pipeline Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	TORIX
Tortoise MLP & Pipeline Fund | Tortoise MLP & Pipeline Fund | Investor Class Shares
Risk/Return:
Trading Symbol	TORTX
Tortoise MLP & Pipeline Fund | Tortoise MLP & Pipeline Fund | C Class Shares
Risk/Return:
Trading Symbol	TORCX